Cover	Sep. 19, 2025	Jun. 20, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 19, 2025
Entity Registrant Name	GITLAB INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40895
Entity Tax Identification Number	47-1861035
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security	Class A Common Stock, par value $0.0000025 per share
Trading Symbol	GTLB
Security Exchange Name	NASDAQ
Entity Emerging Growth Company		false
Entity Central Index Key	0001653482
Amendment Flag	false